CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,962,832	$ 11,722,102	$ 3,237,384
Restricted cash	3,690,000	2,250,000	2,250,000
Other receivables		0	70,145
Prepaid expenses and other current assets	954,873	1,139,760	899,228
Deposit	3,884	0
Total Current Assets	6,611,589	15,111,862	6,456,757
NON - CURRENT ASSETS:
Property and equipment, net	3,520,483	4,310,980	5,321,895
Mineral rights	22,803,912	22,786,912	22,786,912
Reclamation bond deposit	50,000	25,000	25,000
Deposit	0	3,884	3,884
Total Non - Current Assets	26,374,395	27,126,776	28,137,691
Total Assets	32,985,984	42,238,638	34,594,448
CURRENT LIABILITIES:
Accounts payable and accrued expenses	410,983	2,150,195	538,161
Note payable - current portion		0	17,319
Deferred rent - current portion	6,447	6,738	5,217
Deposit	1,750	0
Total Current Liabilities	419,180	2,156,933	560,697
LONG-TERM LIABILITIES:
Deposit	0	1,750	0
Deferred rent - long term portion	0	4,512	10,771
Asset retirement obligation	923,981	895,085	783,539
Total Liabilities	1,343,161	3,058,280	1,355,007
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Common stock ($0.0001 Par Value; 200,000,000 Shares Authorized; 28,402,389 and 28,389,378 shares issued and outstanding as of September 30, 2017 and December 31, 2016)	2,840	2,839	2,173
Additional paid-in capital	197,297,737	195,705,344	170,529,953
Accumulated deficit	(165,657,755)	(156,527,826)	(137,292,686)
Total Stockholders' Equity	31,642,823	39,180,358	33,239,441
Total Liabilities and Stockholders' Equity	32,985,984	42,238,638	34,594,448
Convertible Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series E Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	$ 1	$ 1	$ 1